Operating segments - Segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 25, 2020
Segment EBITDA
External revenue	₽ 8,282,107	₽ 7,788,741	₽ 6,117,773
External expenses	(4,169,582)	(3,776,880)	(3,234,371)
Segment EBITDA	₽ 4,112,525	4,011,861	2,883,402
Zarplata
Operating segments
Percentage of voting interest acquired	100.00%			100.00%
Operating segments
Segment EBITDA
External revenue	₽ 8,282,107	7,788,741	6,117,773
Inter-segment revenue	13,568	10,944	13,453
External expenses	(3,897,170)	(3,682,808)	(3,186,968)
Inter-segment expenses	(11,052)	(11,184)	(13,570)
Segment EBITDA	4,387,453	4,105,693	2,930,688
Operating segments | Russia segment
Segment EBITDA
External revenue	7,724,264	7,211,762	5,700,424
Inter-segment revenue	3,981	252	92
External expenses	(3,726,803)	(3,480,172)	(2,991,883)
Inter-segment expenses	(10,513)	(10,806)	(13,281)
Segment EBITDA	3,990,929	3,721,036	2,695,352
Operating segments | Other segments
Segment EBITDA
External revenue	557,843	576,979	417,349
Inter-segment revenue	9,587	10,692	13,361
External expenses	(170,367)	(202,636)	(195,085)
Inter-segment expenses	(539)	(378)	(289)
Segment EBITDA	396,524	384,657	235,336
Unallocated
Segment EBITDA
External expenses	(272,412)	(94,072)	(47,403)
Segment EBITDA	(272,412)	(94,072)	(47,403)
Eliminations
Segment EBITDA
Inter-segment revenue	(13,568)	(10,944)	(13,453)
Inter-segment expenses	11,052	11,184	13,570
Segment EBITDA	₽ (2,516)	₽ 240	₽ 117